INVESTMENT IN EQUITY SECURITIES	9 Months Ended
Dec. 31, 2012
INVESTMENT IN EQUITY SECURITIES [Text Block]

NOTE 5 – INVESTMENT IN EQUITY SECURITIES

Investments in equity securities ( 150,000 shares of Alterra Power Corp, a publicly traded renewable energy company) activities consisted of the following:

Amount
Available-for-sale equity securities:
Cost basis	$88,515
Net unrealized gains	27,107
Foreign exchange losses	(23,125)
Fair value at March 31, 2012	92,497

Net unrealized losses	(27,716)
Foreign exchange gains	770
Fair value at December 31, 2012	$65,551